Short-term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Short-term bank borrowings (i)	6,724,904	4,190,763
Loans from investor C (ii)	2,086,695	2,095,382
Short-term borrowings	8,811,599	6,286,145

(i)
Short-term bank borrowings